ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		2 Months Ended	3 Months Ended	11 Months Ended
	Jun. 16, 2025	Mar. 31, 2025 [1]	Mar. 31, 2026	Dec. 31, 2025
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Inception date			Feb. 10, 2025	Feb. 10, 2025
Sale of units per share (in Dollars per share)	$ 10
Gross proceeds	$ 201,250,000			$ 201,250,000
Gross proceeds of private placement				5,922,500
Transaction costs amount			$ 13,262,661	13,262,661
Cash underwriting fee			4,025,000	4,025,000
Deferred underwriting fee			7,043,750	7,043,750
Issuance of representative shares amount			1,750,000	1,750,000
Other offering costs			$ 443,911	$ 443,911
Minimum percentage of initial business combination fair market value of net assets held in trust account			80.00%	80.00%
Minimum percentage of ownership required to complete business combination			50.00%	50.00%
Percentage of redeem public shares	100.00%		100.00%	100.00%
Deposit amount per public shares (in Dollars per share)			$ 10.31	$ 10.21
Maximum interest to pay dissolution expenses			$ 100,000	$ 100,000
Cash and cash equivalents			358,534	560,813
Working capital deficit			$ (1,091,349)	(415,809)
Sponsor agreed to loan amount		$ 25,000		$ 25,000 [2]
Sponsor [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Purchase of private placement units (in Shares)			391,000	391,000
Sponsor agreed to loan amount			$ 25,000	$ 25,000
Roberts & Ryan [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Purchase of private placement units (in Shares)			201,250	201,250
Class A Ordinary Shares [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
IPO [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Sale of units in private placement (in Shares)	20,125,000		592,250	592,250
Sale of units per share (in Dollars per share)	$ 10
Gross proceeds	$ 201,250,000
Proposed public offering of per units (in Dollars per share)			$ 10	$ 10
Gross proceeds of private placement			$ 5,922,500
Proposed public offering of units (in Shares)				5,922,500
Public per share (in Dollars per share)			$ 10	$ 10
Share price (in Dollars per share)			$ 10	$ 10
Over-Allotment Option [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Sale of units in private placement (in Shares)	2,625,000
Sale of units per share (in Dollars per share)	$ 10
Gross proceeds	$ 201,250,000
Over-Allotment Option [Member] | Sponsor [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Sale of units in private placement (in Shares)	2,625,000
Sale of units per share (in Dollars per share)	$ 10
Proposed public offering of per units (in Dollars per share)	$ 10
Sponsor agreed to purchase shares (in Shares)	2,625,000
Private Placement [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Sale of units in private placement (in Shares)			5,922,500	5,922,500
Sale of units per share (in Dollars per share)			$ 10	$ 10
Proposed public offering of units (in Shares)			592,250	592,250
Sponsor agreed to purchase shares (in Shares)			592,250	592,250
Sponsor agreed to purchase share	$ 201,250,000
Private Placement [Member] | Sponsor [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Sale of units in private placement (in Shares)			592,250	592,250
Common Class A [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common Class A [Member] | Class A Ordinary Shares [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			0.0001	0.0001
Series A Common Stock [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			0.0001	0.0001
Series B Common Stock [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			0.0001	0.0001
Class B Ordinary Shares [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			0.0001	0.0001
Class B Ordinary Shares [Member] | Class A Ordinary Shares [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001

[1]	In May 2025, the Company effected a share capitalization for an additional 1,009,988 Class B Ordinary Shares, resulting in 7,069,913 Class B Ordinary Shares outstanding. All share and per-share amounts have been retroactively restated to reflect such share capitalization.
[2]	In May 2025, the Company effected a share capitalization pursuant to which the Company issued an additional 1,009,988 Founder Shares resulting in an aggregate of 7,069,913 Founder Shares outstanding to the Sponsor. All share and per share amounts have been retroactively restated to reflect the share capitalization.